Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2026	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		R$ (93,202,971)	R$ (91,796,352)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,786,478)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(6,256,008)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(12,075,304)
2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(13,368,436)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(20,545,564)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(39,171,181)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(39,065,143)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,544,910)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(8,308,717)
Bonds | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,123,237)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(6,359,585)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(16,728,694)
Panda Bonds - CNY | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,007,306)
Panda Bonds - CNY | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(927,240)
Panda Bonds - CNY | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,002,792)
Panda Bonds - CNY | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNY | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(77,274)
Panda Bonds - CNY | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNY | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(12,559,478)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(776,904)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,403,938)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,474,846)
Export credits (“export prepayments”) | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,068,718)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(835,072)
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(91,667)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(23,462)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(62,361)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,844)
Assets Financing | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(23,914)
Assets Financing | Domestic market (Brazil) | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,814)
Assets Financing | Domestic market (Brazil) | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(19,033)
Assets Financing | Domestic market (Brazil) | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(67)
Assets Financing | Domestic market (Brazil) | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,675,670)
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(645,012)
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,030,658)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,862,747)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,208,877)
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (3,653,870)
BNDES – TJLP | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(9,209)
BNDES – TJLP | Domestic market (Brazil) | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(953)
BNDES – TJLP | Domestic market (Brazil) | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,811)
BNDES – TJLP | Domestic market (Brazil) | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,811)
BNDES – TJLP | Domestic market (Brazil) | 2030 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(634)
BNDES – TJLP | Domestic market (Brazil) | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TLP | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,665,706)
BNDES – TLP | Domestic market (Brazil) | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(40,618)
BNDES – TLP | Domestic market (Brazil) | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(159,638)
BNDES – TLP | Domestic market (Brazil) | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(145,472)
BNDES – TLP | Domestic market (Brazil) | 2030 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(389,106)
BNDES – TLP | Domestic market (Brazil) | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(491,754)
BNDES – TLP | Domestic market (Brazil) | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,439,118)
BNDES – TR | Domestic market (Brazil) | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(145,533)
BNDES – TR | Domestic market (Brazil) | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,758)
BNDES – TR | Domestic market (Brazil) | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,033)
BNDES – TR | Domestic market (Brazil) | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,033)
BNDES – TR | Domestic market (Brazil) | 2030 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,033)
BNDES – TR | Domestic market (Brazil) | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,033)
BNDES – TR | Domestic market (Brazil) | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(98,643)
NCE (“Export Credit Notes”) | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(75,000)
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Domestic market (Brazil) | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,563,791)
NCR ("Rural producer certificate") | Domestic market (Brazil) | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,000,000)
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,563,791)
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(9,511,389)
Debentures | Domestic market (Brazil) | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Domestic market (Brazil) | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(572,611)
Debentures | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(500,000)
Debentures | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(8,438,778)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(67,091,628)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,727,606)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(6,014,001)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,789,407)
Total in foreign currency [Member] | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(10,269,229)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(15,878,163)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(21,413,222)
Total in local currency [Member] | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(26,111,343)
Total in local currency [Member] | Domestic market (Brazil) | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(58,872)
Total in local currency [Member] | Domestic market (Brazil) | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(242,007)
Total in local currency [Member] | Domestic market (Brazil) | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(285,897)
Total in local currency [Member] | Domestic market (Brazil) | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,099,207)
Total in local currency [Member] | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,667,401)
Total in local currency [Member] | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		R$ (17,757,959)